Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 segment	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | segment			1		1
Number of reportable segments | segment			1		1
Accounts receivable, net		$ 7,924,000			$ 7,924,000		$ 2,992,000	$ 2,473,000
Capitalized software development costs					4,600,000	$ 5,200,000	7,000,000	11,900,000	$ 6,200,000
Internal-use software amortization	$ 2,600,000	1,700,000		$ 1,800,000	5,200,000	5,600,000	7,200,000	5,200,000	2,500,000
Interest and penalties accrued							0	0	0
Advertising expense		4,700,000		800,000	8,800,000	7,200,000	8,100,000	37,900,000	47,600,000
Accumulated deficit		(354,210,000)			(354,210,000)		(256,277,000)	(198,792,000)
Income tax expense		$ 36,000		$ (70,000)	$ (280,000)	$ (122,000)	$ (94,000)	(468,000)	$ (269,000)
Internal-use software
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives							3 years
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit											$ 600,000
Accounting Standards Update 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income tax expense								$ 400,000
ASU 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]										true
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]										true